Stock Based Compensation (Summary Of Stock Options Granted To Executives, Directors, And Non-Executives That Are Vested And Expected To Vest In Periods) (Detail) (USD $)	10 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Number of Shares	4,757,302
from February December 3 Weighted Average Exercise Price	$ 1.05
25, 2012 through 1, 2012 Weighted Average Remaining Contractual Life (in years)	4 years 5 months 23 days
Aggregate Intrinsic Value
Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Number of Shares	4,467,892
from February December 3 Weighted Average Exercise Price	$ 1.05
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
from February December 3 Weighted Average Exercise Price
Non-Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Number of Shares	289,410
from February December 3 Weighted Average Exercise Price	$ 1.05